UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-CSR

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES


Investment Company Act file number 811-03534

Name of Fund:  Merrill Lynch U.S.A. Government Reserves

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch U.S.A. Government Reserves, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 08/31/07

Date of reporting period: 09/01/06 - 08/31/07

Item 1 -   Report to Stockholders


Annual Report
August 31, 2007


Merrill Lynch
U.S.A. Government
Reserves



This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call 800-882-0052. The Fund's current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


Merrill Lynch U.S.A. Government Reserves
P.O. Box 9011
Princeton, NJ 08543-9011


(GO PAPERLESS... logo)
It's Fast, Convenient, & Timely!



Merrill Lynch U.S.A. Government Reserves



Portfolio Composition as a Percent of Net Assets


                                                     As of
                                            8/31/07        8/31/06

Repurchase Agreements                         99.3%          88.2%
U.S. Government Obligations                    --            12.4
Other Assets Less Liabilities                  0.7           (0.6)
                                             ------         ------
Total                                        100.0%         100.0%
                                             ======         ======



Proxy Results


During the six-month period ended August 31, 2007, the shareholders of Merrill Lynch U.S.A. Government Reserves voted on the following proposal, which was approved at a special shareholders' meeting on August 23, 2007. This proposal was part of the reorganization of the Fund's Board of Trustees to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:



                                                                            Shares Voted     Shares Withheld
                                                                                For            From Voting
To elect the Fund's Board of Trustees:       David O. Beim                  117,167,108           15,876
                                             Richard S. Davis               117,167,108           15,876
                                             Ronald W. Forbes               117,167,108           15,876
                                             Henry Gabbay                   117,167,108           15,876
                                             Dr. Matina Horner              117,166,029           16,955
                                             Rodney D. Johnson              117,167,108           15,876
                                             Herbert I. London              117,167,108           15,876
                                             Cynthia A. Montgomery          117,155,113           27,871
                                             Joseph P. Platt, Jr.           117,156,192           26,792
                                             Robert C. Robb, Jr.            117,156,192           26,792
                                             Toby Rosenblatt                117,167,108           15,876
                                             Kenneth L. Urish               117,156,192           26,792
                                             Frederick W. Winter            117,156,192           26,792



MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                        AUGUST 31, 2007



A Letter to Shareholders


Dear Shareholder

Financial markets embarked on a wild ride during the August reporting period. Subprime mortgage troubles intensified in the final months of the period, spawning a widespread credit and liquidity crisis that crept into other areas of the market. The U.S. Federal Reserve Board (the Fed) and other countries' central banks stepped in to inject liquidity into the markets and bolster investor confidence. In August, the Fed cut the discount rate, the rate charged to banks to borrow money directly from the Fed, from 6.25% to 5.75%. Another .50% cut in the discount rate came on September 18, along with a .50% cut in the more widely followed federal funds rate. This brought the target short-term interest rate, which had remained unchanged at 5.25% for over a year, to 4.75%.

Although heightened volatility has been a recurring theme throughout the past year, the global economy (excluding the U.S. housing market) remained quite healthy. In general, equity market fundamentals also held firm - second-quarter corporate earnings exceeded expectations (although future earnings could be at risk if the economy weakens), dividend payouts and share buybacks continued to grow, and valuations remained attractive. These tailwinds generally prevailed over such headwinds as a slowing U.S. economy and troubled housing market, although the more recent credit crunch dampened corporate merger-and-acquisition activity, a key source of strength for equity markets. Stocks recorded their second-worst day of the year in August, yet remained comfortably in the black year-to-date.

Meanwhile, mixed economic signals and the credit market debacle made for a volatile backdrop for fixed income, with investors fleeing from bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. As a result, the 10-year Treasury yield, which touched 5.30% in June (its highest level in five years), fell to 4.54% by period-end, while prices correspondingly rose.

Against this backdrop, financial markets posted mixed results for the six- and 12-month periods ended August 31, 2007:


Total Returns as of August 31, 2007                                                6-month       12-month
U.S. equities (S&P 500 Index)                                                       +5.70%        +15.13%
Small cap U.S. equities (Russell 2000 Index)                                        +0.54         +11.36
International equities (MSCI Europe, Australasia, Far East Index)                   +5.83         +18.71
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                            +1.54         + 5.26
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                      -0.57         + 2.30
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)    -1.71         + 6.46


Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.


As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight, we invite you to visit www.blackrock.com/funds. We thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.


Sincerely,


(Robert C. Doll, Jr.)
Robert C. Doll, Jr.
Fund President and Trustee


THIS PAGE NOT PART OF YOUR FUND REPORT



MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                        AUGUST 31, 2007



Disclosure of Expenses


Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on March 1, 2007 and held through August 31,2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.



                                                                                          Expenses Paid
                                                       Beginning           Ending       During the Period*
                                                     Account Value     Account Value      March 1, 2007
                                                        March 1,         August 31,       to August 31,
                                                          2007              2007               2007
Actual

Merrill Lynch U.S.A. Government Reserves                 $1,000          $1,041.30            $5.07

Hypothetical (5% annual return before expenses)**

Merrill Lynch U.S.A. Government Reserves                 $1,000          $1,020.63            $5.02

 *  Expenses are equal to the Fund's annualized expense ratio of .97%, multiplied by the average account value over the period, multiplied by 187/365 (to reflect the one-half year period shown).

**  Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.



Yield Information

                                          As of
                                         8/31/07

Seven-Day Yield                           4.22%



MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                        AUGUST 31, 2007



Schedule of Investments as of August 31, 2007                    (In Thousands)


Face
Amount         Issue                                                   Value

Repurchase Agreements--99.3%

$    13,000    Banc of America Securities LLC, purchased on
               8/29/2007 to yield 5.25% to 9/05/2007,
               repurchase price of $13,013, collateralized
               by GNMA, 5.50% due 6/20/2037                           $  13,000

     13,000    Citigroup Global Markets Inc., purchased
               on 8/29/2007 to yield 5.25% to 9/05/2007,
               repurchase price of $13,013, collateralized
               by GNMA, 4% to 8.50% due 4/15/2013
               to 5/15/2037                                              13,000

     17,000    Credit Suisse Securities (USA) LLC, purchased
               on 8/28/2007 to yield 5.18% to 9/04/2007,
               repurchase price of $17,017, collateralized
               by GNMA, 6.50% due 7/15/2037                              17,000

     13,000    Deutsche Bank Securities Inc., purchased
               on 8/29/2007 to yield 5.20% to 9/05/2007,
               repurchase price of $13,013, collateralized
               by GNMA, 7%, due 8/15/2036 to 1/15/2037                   13,000

      6,000    Goldman, Sachs & Co., purchased on 8/16/2007 to
               yield 5% to 9/13/2007, repurchase price of
               $6,023, collateralized by GNMA, 4.50% to 11%
               due 5/15/2008 to 7/15/2037                                 6,000


Face
Amount         Issue                                                   Value

Repurchase Agreements (concluded)

$    13,000    Greenwich Capital Markets, Inc., purchased
               on 8/29/2007 to yield 5.25% to 9/05/2007,
               repurchase price of $13,013, collateralized
               by GNMA, 4.50% to 7% due 10/15/2033
               to 8/15/2037                                           $  13,000

     12,624    HSBC Securities (USA) Inc., purchased on
               8/31/2007 to yield 5.20% to 9/04/2007,
               repurchase price of $12,631, collateralized
               by GNMA, 5.50% due 7/20/2037                              12,624

     17,000    J.P. Morgan Securities Inc., purchased on
               8/28/2007 to yield 5.10% to 9/04/2007,
               repurchase price of $17,017, collateralized
               by GNMA, 5% due 10/15/2034                                17,000

     17,000    Lehman Brothers Inc., purchased on
               8/28/2007 to yield 5.10% to 9/04/2007,
               repurchase price of $17,017, collateralized
               by GNMA, 5% to 8.70% due 11/15/2017
               to 7/20/2037                                              17,000

Total Investments
(Cost--$121,624*)--99.3%                                                121,624
Other Assets Less Liabilities--0.7%                                         850
                                                                      ---------
Net Assets--100.0%                                                    $ 122,474
                                                                      =========


 *  Cost for federal income tax purposes

 o Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                               Net         Interest
    Affiliate                Activity       Income

    Merrill Lynch Government
      Securities, Inc.          --           $168

    See Notes to Financial Statements.



MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                        AUGUST 31, 2007


Statement of Assets and Liabilities

As of August 31, 2007
Assets

       Investments in unaffiliated securities, at value (identified cost--$121,624,000)                           $   121,624,000
       Cash                                                                                                                 5,131
       Receivables:
           Beneficial interest sold                                                            $     1,694,514
           Interest                                                                                    119,358          1,813,872
                                                                                               ---------------
       Prepaid expenses and other assets                                                                                   21,028
                                                                                                                  ---------------
       Total assets                                                                                                   123,464,031
                                                                                                                  ---------------

Liabilities

       Payables:
           Beneficial interest redeemed                                                                869,998
           Investment adviser                                                                           48,207
           Distributor                                                                                  16,646
           Other affiliates                                                                             15,863            950,714
                                                                                               ---------------

       Accrued expenses                                                                                                    38,951
                                                                                                                  ---------------
       Total liabilities                                                                                                  989,665
                                                                                                                  ---------------

Net Assets

       Net assets                                                                                                 $   122,474,366
                                                                                                                  ===============

Net Assets Consist of

       Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                        $   12,247,430
       Paid-in capital in excess of par                                                                               110,226,873
       Undistributed investment income--net                                                    $         1,204
       Accumulated realized capital losses--net                                                        (1,141)
                                                                                               ---------------

       Total accumulated earnings--net                                                                                         63
                                                                                                                  ---------------
       Net Assets--Equivalent to $1.00 per share based on 122,474,303 shares of beneficial
       interest outstanding                                                                                        $  122,474,366
                                                                                                                  ===============

       See Notes to Financial Statements.



Statement of Operations

For the Year Ended August 31, 2007
Investment Income

       Interest (including $168,437 from affiliates)                                                              $     6,994,040

Expenses

       Investment advisory fees                                                                $       597,796
       Transfer agent fees                                                                             219,671
       Distribution fees                                                                               150,786
       Registration fees                                                                                64,970
       Accounting services                                                                              50,543
       Professional fees                                                                                48,333
       Printing and shareholder reports                                                                 45,103
       Trustees' fees and expenses                                                                      30,982
       Custodian fees                                                                                   10,037
       Pricing fees                                                                                      1,097
       Other                                                                                            17,036
                                                                                               ---------------
       Total expenses                                                                                                   1,236,354
                                                                                                                  ---------------
       Investment income--net                                                                                           5,757,686
                                                                                                                  ---------------

Realized & Unrealized Gain--Net

       Realized gain on investments--net                                                                                       63
       Change in unrealized depreciation on investments--net                                                                7,033
                                                                                                                  ---------------
       Total realized and unrealized gain--net                                                                              7,096
                                                                                                                  ---------------
       Net Increase in Net Assets Resulting from Operations                                                       $     5,764,782
                                                                                                                  ===============

       See Notes to Financial Statements.



Merrill Lynch U.S.A. Government Reserves                        August 31, 2007


Statements of Changes in Net Assets

                                                                                                       For the Year Ended
                                                                                                           August 31,
Increase (Decrease) in Net Assets:                                                                    2007               2006
Operations

       Investment income--net                                                                  $     5,757,686    $     4,432,420
       Realized gain--net                                                                                   63                420
       Change in unrealized depreciation--net                                                            7,033             38,760
                                                                                               ---------------    ---------------
       Net increase in net assets resulting from operations                                          5,764,782          4,471,600
                                                                                               ---------------    ---------------

Dividends & Distributions to Shareholders

       Investment income--net                                                                      (5,757,686)        (4,431,216)
       Realized gain--net                                                                                   --            (1,624)
                                                                                               ---------------    ---------------
       Net decrease in net assets resulting from dividends and distributions to shareholders       (5,757,686)        (4,432,840)
                                                                                               ---------------    ---------------

Beneficial Interest Transactions

       Net proceeds from sale of shares                                                            510,076,151        481,309,025
       Value of shares issued to shareholders in reinvestment of dividends and distributions         5,757,733          4,432,787
                                                                                               ---------------    ---------------
                                                                                                   515,833,884        485,741,812
       Cost of shares redeemed                                                                   (535,857,861)      (450,034,696)
                                                                                               ---------------    ---------------
       Net increase (decrease) in net assets derived from beneficial interest transactions        (20,023,977)         35,707,116
                                                                                               ---------------    ---------------

Net Assets

       Total increase (decrease) in net assets                                                    (20,016,881)         35,745,876
       Beginning of year                                                                           142,491,247        106,745,371
                                                                                               ---------------    ---------------
       End of year*                                                                            $   122,474,366    $   142,491,247
                                                                                               ===============    ===============
           * Undistributed investment income--net                                              $         1,204    $         1,204
                                                                                               ===============    ===============

             See Notes to Financial Statements.



Merrill Lynch U.S.A. Government Reserves                        August 31, 2007


Financial Highlights

The following per share data and ratios have been derived                        For the Year Ended August 31,
from information provided in the financial statements.            2007          2006          2005          2004          2003
Per Share Operating Performance

Net asset value, beginning of year                             $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                                               ----------    ----------    ----------    ----------    ----------
Investment income--net                                              .0437         .0349         .0153         .0030         .0062
Realized and unrealized gain (loss)--net                            .0001         .0003       (.0001)       (.0008)       (.0004)
                                                               ----------    ----------    ----------    ----------    ----------
Total from investment operations                                    .0438         .0352         .0152         .0022         .0058
                                                               ----------    ----------    ----------    ----------    ----------
Less dividends and distributions:
  Investment income--net                                          (.0437)       (.0349)       (.0153)       (.0030)       (.0062)
  Realized gain--net                                                  --*           --*           --*           --*       (.0001)
                                                               ----------    ----------    ----------    ----------    ----------
Total dividends and distributions                                 (.0437)       (.0349)       (.0153)       (.0030)       (.0063)
                                                               ----------    ----------    ----------    ----------    ----------
Net asset value, end of year                                   $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                                               ==========    ==========    ==========    ==========    ==========
Total investment return                                             4.42%         3.55%         1.54%          .30%          .63%
                                                               ==========    ==========    ==========    ==========    ==========

Ratios to Average Net Assets

Expenses                                                             .93%          .92%          .94%          .89%          .82%
                                                               ==========    ==========    ==========    ==========    ==========
Investment income and realized gain--net                            4.37%         3.57%         1.50%          .29%          .65%
                                                               ==========    ==========    ==========    ==========    ==========

Supplemental Data

Net assets, end of year (in thousands)                         $  122,474    $  142,491    $  106,745    $  133,209    $  187,648
                                                               ==========    ==========    ==========    ==========    ==========

       * Amount is less than $(.0001) per share.

         See Notes to Financial Statements.



Merrill Lynch U.S.A. Government Reserves                        August 31, 2007



Notes to Financial Statements


1. Significant Accounting Policies:
Merrill Lynch U.S.A. Government Reserves (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Effective April 2, 2007, short-term investments are valued at amortized cost, which approximates market value. Prior to April 2, 2007, portfolio securities with remaining maturities of greater than sixty days, for which market quotations were readily available, were valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value was amortized on a straight-line basis to maturity.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the trans-actions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Repurchase agreements--The Fund may invest in U.S. government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund's custodian. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value, dividends are declared from the total of net investment income. Distributions of net realized gain, if any, on investments are paid at least annually.

(g) Securities lending--The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(h) Recent accounting pronouncements--In July 2006, the Financial Accounting Standards Board ("FASB") issued interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on each of the Fund's financial statements, if any, is currently being assessed.



Merrill Lynch U.S.A. Government Reserves                        August 31, 2007



Notes to Financial Statements (continued)


In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, FASB issued Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.


2. Investment Advisory Agreement and Transactions with Affiliates:
On September 29, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") combined Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. ("MLIM"), and its affiliates, with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. ("PNC") has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

On August 31, 2006, shareholders of the Fund approved a new Investment Advisory Agreement with BlackRock Advisors, Inc., an indirect, wholly owned subsidiary of BlackRock, Inc. BlackRock Advisors, Inc. was reorganized into a limited liability company and renamed BlackRock Advisors, LLC., ("the Manager"). The new Investment Advisory Agreement between the Fund and the Manager became effective on September 29, 2006. Prior to September 29, 2006, MLIM was the Fund's manager. The general partner of MLIM is an indirect, wholly owned subsidiary of Merrill Lynch, which is the limited partner. The Fund has also entered into a separate Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc.

The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities and equipment to provide such services to the Fund. The Manager also performs certain administrative services necessary for the operation of the Fund. For such services, the Manager receives a fee from the Fund at the end of each month at an annual rate of .45% of the average daily net assets of the Fund. In addition, the Manager has entered into a sub-advisory agreement with BlackRock Institutional Management Corporation, an affiliate of the Manager, under which the Manager pays the Sub-Adviser for services it provides a fee that is a percentage of the management fee paid by the Fund to the Manager.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee accrued daily and paid monthly at the annual rate of .125% of the Fund's average daily net assets. This fee is used to help defray the expenses associated with marketing activities and services with respect to shares of the Fund.



Merrill Lynch U.S.A. Government Reserves                        August 31, 2007



Notes to Financial Statements (concluded)

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch or its affiliates. Pursuant to that order, the Fund has retained BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. Prior to September 29, 2006, BIM was organized as Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, and MLIM, LLC was the securities lending agent. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates.

For the year ended August 31, 2007, the Fund reimbursed MLIM and the Manager $337 and $2,321, respectively, for certain accounting services.

Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of Merrill Lynch and an affiliate of the Manager, is the Fund's transfer agent.

Prior to September 29, 2006, certain officers and/or trustees of the Fund were officers and/or directors of MLIM, FAMD, FDS, Merrill Lynch, and/or MLIM, LLC.

Commencing September 29, 2006, certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.


3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets with respect to net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


4. Distributions to Shareholders:
The tax character of distributions paid during the fiscal years ended August 31, 2007 and August 31, 2006 was as follows:


                                           8/31/2007          8/31/2006

Distributions paid from:
  Ordinary income                    $     5,757,686    $     4,432,840
                                     ---------------    ---------------
Total taxable distributions          $     5,757,686    $     4,432,840
                                     ===============    ===============


As of August 31, 2007, there were no significant differences between the book and tax components of net assets.

On August 31, 2007, the Fund had a net capital loss carryforward of $1,141, of which $945 expires in 2014 and $196 expires in 2015. This amount will be available to offset like amounts of any future taxable gains.



MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                        AUGUST 31, 2007



Report of Independent Registered Public Accounting Firm


To the Shareholders and Board of Trustees of Merrill Lynch U.S.A. Government Reserves:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch U.S.A. Government Reserves (the "Fund") as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merrill Lynch U.S.A. Government Reserves as of August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
October 26, 2007



Important Tax Information (unaudited)


Of the ordinary income distributions paid by Merrill Lynch U.S.A. Government Reserves during the year ended August 31, 2007, 5.47% was attributable to federal obligations.

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.


Interest-Related Dividends for Non-U.S. Residents

Month Paid:      September 2006 - August 2007              100.00%*

 * Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.



MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                        AUGUST 31, 2007


Officers and Trustees

                                                                                                 Number of
                                                                                                 Funds and
                                                                                                 Portfolios in
                      Position(s)    Length of                                                   Fund Complex   Other Public
Name, Address         Held with      Time                                                        Overseen by    Directorships
and Year of Birth     Fund           Served     Principal Occupation(s) During Past 5 Years      Trustee        Held by Trustee
Interested Trustee

Robert C. Doll, Jr.*  Fund           2005 to    Vice Chairman and Director of BlackRock, Inc.,   120 Funds      None
P.O. Box 9011         President      present    Global Chief Investment Officer for Equities,    161 Portfolios
Princeton, NJ         and                       Chairman of the BlackRock Retail Operating
08543-9011            Trustee                   Committee, and member of the BlackRock
1954                                            Executive Committee since 2006; President
                                                of the funds advised by Merrill Lynch
                                                Investment Managers, L.P. ("MLIM") and its
                                                affiliates ("MLIM/FAM-advised funds") from
                                                2005 to 2006 and Chief Investment Officer
                                                thereof from 2001 to 2006; President of MLIM
                                                and Fund Asset Management, L.P. ("FAM") from
                                                2001 to 2006; Co-Head (Americas Region)
                                                thereof from 2000 to 2001 and Senior Vice
                                                President from 1999 to 2001; President and
                                                Director of Princeton Services, Inc.
                                                ("Princeton Services") and President of
                                                Princeton Administrators, L.P. ("Princeton
                                                Administrators") from 2001 to 2006; Chief
                                                Investment Officer of OppenheimerFunds, Inc.
                                                in 1999 and Executive Vice President thereof
                                                from 1991 to 1999.


 * Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which BlackRock Advisors, LLC and its affiliates act as investment adviser. Mr. Doll is an "interested person," as defined in the Investment Company Act, of the Fund based on his current and former positions with BlackRock, Inc. and its affiliates.
    Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Doll serves at the pleasure of the Board of Trustees.



Independent Trustees*


Donald W. Burton      Trustee        2002 to    Managing General Partner of The Burton           21 Funds       Knology, Inc.
P.O. Box 9095                        present    Partnership, Limited Partnership (an             32 Portfolios  (telecommuni-
Princeton, NJ                                   investment partnership) since 1979; Managing                    cations),
08543-9095                                      General Partner of The South Atlantic                           and Capital
1944                                            Venture Funds since 1983; Member of the                         Southwest
                                                Investment Advisory Council of the Florida                      (financial)
                                                State Board of Administration since 2001.


John Francis 0'Brien  Trustee        2005 to    President and Chief Executive Officer of         21 Funds       Cabot Corporation
P.O. Box 9095                        present    Allmerica Financial Corporation (financial       32 Portfolios  (chemicals); LKQ
Princeton, NJ                                   services holding company) from 1995 to 2002                     Corporation (auto
08543-9095                                      and Director from 1995 to 2003; President of                    parts
1943                                            Allmerica Investment Management Co., Inc.                       manufacturing)
                                                (investment adviser) from 1989 to 2002,                         and TJX Companies,
                                                Director from 1989 to 2002 and Chairman of                      Inc. (retailer)
                                                the Board from 1989 to 1990; President, Chief
                                                Executive Officer and Director of First
                                                Allmerica Financial Life Insurance Company from
                                                1989 to 2002 and Director of various other
                                                Allmerica Financial companies until 2002;
                                                Director from 1989 to 2006, Member of the
                                                Governance Nominating Committee from 2004 to 2006,
                                                Member of the Compensation Committee from 1989
                                                to 2006 and Member of the Audit Committee from
                                                1990 to 2004 of ABIOMED; Director, Member of the
                                                Governance and Nomination Committee and Member
                                                of the Audit Committee of Cabot Corporation since
                                                1990; Director and Member of the Audit Committee
                                                and Compensation Committee of LKQ Corporation since
                                                2003; Lead Director of TJX Companies, Inc. since
                                                1996; Trustee of the Woods Hole Oceanographic
                                                Institute since 2003. Director, Ameresco, Inc.
                                                since 2006. Director, Boston Lyric Opera since 2002.



MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                        AUGUST 31, 2007


Officers and Trustees (concluded)

                                                                                                 Number of
                                                                                                 Funds and
                                                                                                 Portfolios in
                      Position(s)    Length of                                                   Fund Complex   Other Public
Name, Address         Held with      Time                                                        Overseen by    Directorships
and Year of Birth     Fund           Served     Principal Occupation(s) During Past 5 Years      Trustee        Held by Trustee
Independent Trustees (concluded)*


David H. Walsh        Trustee        2003 to    Director, Ruckleshaus Institute and Haub School  21 Funds       None
P.O. Box 9095                        present    of Natural Resources at the University of        32 Portfolio
Princeton, NJ                                   Wyoming since 2006; Consultant with Putnam
08543-9095                                      Investments from 1993 to 2003, and employed
1941                                            in various capacities therewith from 1973 to
                                                1992; Director, Massachusetts Audubon Society
                                                from 1990 to 1997; Director, The National
                                                Audubon Society from 1998 to 2005; Director,
                                                The American Museum of Fly Fishing since 1997.


Fred G. Weiss**       Trustee        1998 to    Managing Director of FGW Associates since        21 Funds       Watson
P.O. Box 9095                        present    1997; Vice President, Planning, Investment and   32 Portfolios  Pharmaceuticals,
Princeton, NJ                                   Development of Warner Lambert Co. from 1979                     Inc.
08543-9095                                      to 1997; Director of the Michael J. Fox                         (pharmaceutical
1941                                            Foundation for Parkinson's Research since                       company)
                                                2000; Director of BTG International Plc (a global
                                                technology commercialization company) since 2001.


 * Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

** Chairman of the Board of Trustees and the Audit Committee.




                      Position(s)    Length of
Name, Address         Held with      Time
and Year of Birth     Fund           Served     Principal Occupation(s) During Past 5 Years
Fund Officers*


Donald C. Burke       Vice           1993 to    Managing Director of BlackRock, Inc. since 2006; Managing Director of Merrill
P.O. Box 9011         President      present    Lynch Investment Managers, L.P. ("MLIM") and Fund Asset Management, L.P. ("FAM")
Princeton, NJ         and            and        in 2006; First Vice President of MLIM and FAM from 1997 to 2005 and Treasurer
08543-9011            Treasurer      1999 to    thereof from 1999 to 2006); Vice President of MLIM and FAM from 1990 to 1997.
1960                                 present


Karen Clark           Fund Chief     2007 to    Managing Director of BlackRock, Inc. and Chief Compliance Officer of certain
P.O. Box 9011         Compliance     present    BlackRock-advised funds since 2007; Director of BlackRock, Inc. from 2005 to
Princeton, NJ         Officer                   2007; Principal and Senior Compliance Officer, State Street Global Advisors,
08543-9011                                      from 2001 to 2005; Principal Consultant, PricewaterhouseCoopers, LLP from 1998
1965                                            to 2001; and Branch Chief, Division of Investment Management and Office of
                                                Compliance Inspections and Examinations, U.S. Securities and Exchange Commission,
                                                from 1993 to 1998.


Alice A. Pellegrino   Fund           2004 to    Director of BlackRock, Inc. from 2006 to 2007; Director (Legal Advisory) of MLIM
P.O. Box 9011         Secretary      2007       from 2002 to 2006; Vice President of MLIM from 1999 to 2002; Attorney associated
Princeton, NJ                                   with MLIM from 1997 to 1999; Secretary of MLIM, FAM, FAM Distributors, Inc. and
08543-9011                                      Princeton Services from 2004 to 2006.
1960


Howard Surloff        Fund           2007 to    Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at
P.O. Box 9011         Secretary      present    BlackRock, Inc. since 2006; General Counsel (U.S.), Goldman Sachs Asset
Princeton, NJ                                   Management from 1993 to 2006.
08543-9011
1965


 * Officers of the Fund serve at the pleasure of the Board of Trustees.


Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.


Custodian
The Bank of New York
100 Church Street
New York, NY 10286


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484



MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                        AUGUST 31, 2007



BlackRock Privacy Principles


BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.



Availability of Quarterly Schedule of Investments


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



Electronic Delivery


Electronic copies of most financial reports and prospectuses are available on the Fund's Web site. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:
Please contact your financial advisor to enroll. Please note that not all investment advisers, banks or brokerages may offer this service.



MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                        AUGUST 31, 2007



Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) John F. O'Brien, (3) David H. Walsh and (4) Fred G. Weiss.

           Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -   Principal Accountant Fees and Services


                     (a) Audit Fees        (b) Audit-Related Fees (1)       (c) Tax Fees (2)          (d) All Other Fees (3)

                 Current      Previous      Current       Previous      Current       Previous       Current       Previous
Entity         Fiscal Year  Fiscal Year   Fiscal Year   Fiscal Year   Fiscal Year   Fiscal Year    Fiscal Year   Fiscal Year
Name               End          End           End           End           End           End            End           End
Merrill Lynch
U.S.A.
Government
Reserves         $26,500      $26,500          $0            $0          $6,100        $6,000          $743           $0

(1) The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

(2) The nature of the services include tax compliance, tax advice and tax planning.

(3) The nature of the services include a review of compliance procedures and attestation thereto.


           (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                      The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

           (e)(2)  None of the services described in each of Items 4(b) through
           (d) were approved by the audit committee pursuant to paragraph
           (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

           (f) Not Applicable

           (g) Affiliates' Aggregate Non-Audit Fees:


                                        Current           Previous
                                      Fiscal Year       Fiscal Year
           Entity Name                    End               End

           Merrill Lynch U.S.A.
           Government Reserves          $291,343         $3,104,500


           (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
           (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

           Regulation S-X Rule 2-01(c)(7)(ii) - $284,500, 0%

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - The
           registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -  Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch U.S.A. Government Reserves


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer (principal executive officer) of
       Merrill Lynch U.S.A. Government Reserves


Date: October 22, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer (principal executive officer) of
       Merrill Lynch U.S.A. Government Reserves


Date: October 22, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Financial Officer (principal financial officer) of
       Merrill Lynch U.S.A. Government Reserves


Date: October 22, 2007